Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Consolidated net income	¥ 161,970	¥ 231,333	¥ 265,239
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	250,096	273,327	263,480
Loss on disposal of fixed assets	5,203	7,975	12,429
Equity in earnings of affiliated companies	(890)	(447)	(478)
Deferred income taxes	7,188	4,672	8,929
(Increase) decrease in trade receivables	(4,155)	22,720	9,323
Decrease in inventories	6,156	14,249	59,004
Increase (decrease) in trade payables	56,844	(17,288)	(24,620)
Increase (decrease) in accrued income taxes	(16,456)	(8,731)	3,586
Increase (decrease) in accrued expenses	(5,256)	(25,529)	11,124
Increase (decrease) in accrued (prepaid) pension and severance cost	5,489	4,622	(6,305)
Other, net	34,094	(32,179)	(17,784)
Net cash provided by operating activities	500,283	474,724	583,927
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(206,971)	(252,948)	(218,362)
Proceeds from sale of fixed assets (Note 5)	6,177	3,824	3,994
Purchases of available-for-sale securities	(84)	(98)	(311)
Proceeds from sale and maturity of available-for-sale securities	1,181	804	2,606
(Increase) decrease in time deposits, net	15,414	47,665	(14,223)
Acquisitions of businesses, net of cash acquired (Note 7)	(649,570)	(251,534)	(54,772)
Purchases of other investments	(4,460)	(1,220)
Other, net	1,188	(112)	11,770
Net cash used in investing activities	(837,125)	(453,619)	(269,298)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	610,552	717	1,377
Repayments of long-term debt (Note 9)	(856)	(1,350)	(2,152)
Decrease in short-term loans, net (Note 9)	(80,580)		(54)
Purchases of noncontrolling interests	(4,993)	(29,570)
Dividends paid	(163,810)	(174,711)	(145,790)
Repurchases and reissuance of treasury stock	(14)	790	(149,813)
Other, net	(4,607)	(6,078)	(4,454)
Net cash provided by (used in) financing activities	355,692	(210,202)	(300,886)
Effect of exchange rate changes on cash and cash equivalents	(22,270)	(21,870)	41,928
Net change in cash and cash equivalents	(3,420)	(210,967)	55,671
Cash and cash equivalents at beginning of year	633,613	844,580	788,909
Cash and cash equivalents at end of year	630,193	633,613	844,580
Cash paid during the year for:
Interest	738	653	462
Income taxes	¥ 76,714	¥ 117,643	¥ 111,819